TAX EXPENSE - Schedule of Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,408)	£ (127)	£ (1,361)
Deferred tax credit (expense)	391	288	(26)
Tax (expense) credit	(1,017)	161	(1,387)
UK corporation tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,472)	(480)	(1,389)
Adjustments in respect of prior years	94	355	96
Current tax expense	(1,378)	(125)	(1,293)
Foreign tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(51)	(27)	(70)
Adjustments in respect of prior years	21	25	2
Current tax expense	(30)	(2)	(68)
Deferred tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	546	611	(165)
Adjustments in respect of prior years	£ (155)	£ (323)	£ 139